UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating expenses and income
Research and development expenses	$ (12,015,184)	$ (14,724,553)
Administrative expenses	(3,673,073)	(3,597,278)
Loss from operations	(15,688,257)	(18,321,831)
Interest and investment income	1,214,108	1,976,559
Interest expense	(318,422)	(428,328)
Other income, net	63,436	47,040
Foreign exchange gain (loss), net	1,252,353	(283,768)
Loss before income tax	(13,476,782)	(17,010,328)
Income tax expense	(458)	(1,388)
Net loss attributable to Adagene Inc.'s shareholders	(13,477,240)	(17,011,716)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(1,168,652)	500,285
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(14,645,892)	(16,511,431)
Net loss attributable to Adagene Inc.'s shareholders	(13,477,240)	(17,011,716)
Net loss attributable to ordinary shareholders	$ (13,477,240)	$ (17,011,716)
Weighted average number of ordinary shares used in per share calculation:
-Basic	58,891,864	55,213,051
-Diluted	58,891,864	55,213,051
Net loss per ordinary share
-Basic	$ (0.23)	$ (0.31)
-Diluted	$ (0.23)	$ (0.31)